Warrants	12 Months Ended
Dec. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Warrants

7. Warrants

Common stock warrants are accounted for in accordance with applicable accounting guidance provided in ASC Topic 815, Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC Topic 815), as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement.

 Warrants outstanding and warrant activity for the year ended December 31, 2016 is as follows:

		Exercise	Expiration	Warrants	Warrants	December 31,
	Classification	Price	Date	Issued	Exercised	2016
Warrants in connection with private equity placement	Liability	$2.50	6/28/2022	7,000,000	—	7,000,000
Warrants in connection with loan agreement	Equity	$2.45	12/28/2026	428,571	—	428,571
				7,428,571		7,428,571